SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended			3 Months Ended
	Feb. 20, 2025 $ / shares shares	Feb. 17, 2025 shares	Apr. 15, 2024 shares	Mar. 31, 2025 USD ($)	Apr. 03, 2025 $ / shares shares	Jan. 02, 2025 USD ($)	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 ₪ / shares shares
Subsequent Event [Line Items]
Increase in Ordinary shares, shares authorized							2,500,000	208,333
Ordinary shares, no par value | ₪ / shares							₪ 0	₪ 0
Options granted			38,991
Board Of Director [Member] | Subsequent Event
Subsequent Event [Line Items]
Maximum offering amount | $						$ 4.0
Proceeds from Issuance shares | $				$ 0.9
Increase in employee option pool	400,000
2019 Equity Incentive Plan [Member] | Board Of Director [Member] | Subsequent Event
Subsequent Event [Line Items]
Options granted	66,000
Weighted average exercise price of options granted | $ / shares	$ 3.1
Stock option, Term	10-year term
Ordinary shares [Member] | Board Of Director [Member] | Subsequent Event
Subsequent Event [Line Items]
Increase in Ordinary shares, shares authorized	7,500,000				10,000,000
Ordinary shares, no par value | $ / shares	$ 0				$ 0
Bladeranger Ltd [Member] | Subsequent Event
Subsequent Event [Line Items]
Percentage of voting interests acquired		100.00%
Holding issued and outstanding share capital percentage		9.99%
Bladeranger Ltd [Member] | Ordinary shares [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of shares received		178,769
Bladeranger Ltd [Member] | Pre Funded Warrants [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of shares received		223,792
Bladeranger Ltd [Member] | Milestone Pre Funded Warrants [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of shares received		685,004
Bladeranger Ltd [Member] | Warrants A To Purchase Ordinary Shares [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of shares received		1,087,565
Bladeranger Ltd [Member] | Warrants B To Purchase Ordinary Shares [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of shares received		1,087,565